Leases (Details) - Schedule of maturities of lease liabilities ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Schedule of maturities of lease liabilities [Abstract]
2022	¥ 92,384
2023	67,812
2024	32,194
2025	20,613
2026	12,891
Thereafter	6,090
Total remaining undiscounted lease payments	231,984
Less: Interest	(16,689)
Total present value of lease liabilities	215,295
Less: Current operating lease liability	(87,012)
Non-current operating lease liability	¥ 128,283